Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Transactions Completed in 2011
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition
The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:
Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total purchase consideration	$9,413
Less: Purchase consideration payable	(2,142)
Less: Cash acquired	(741)

Acquisition cost, net of cash received	$6,530

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective useful lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Technology	10 years	1,631
Customer relationships	10 years	779

Total		$3,716

Transaction completed in 2012 for Dragonbio
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$9,557
Property, plant, and equipment	2,185
Intangible assets	35,153
Land use rights	1,436
Goodwill	20,545

Total assets acquired	68,876
Current liabilities	(3,030)
Deferred tax liabilities	(5,274)

Net assets acquired	60,572
Non-controlling interests	(25,309)

Total purchase consideration	35,263
Less: Purchase consideration payable	(14,106)
Less: Cash acquired	(1,817)

Acquisition cost, net of cash received	$19,340

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$905
Technology	15 years	20,455
Customer relationships	12 years	13,793

Total		$35,153

Transactions Completed in 2012 for Other PRC Entities
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$6,334
Property, plant, and equipment	1,239
Intangible assets	13,248
Goodwill	12,438

Total assets acquired	33,259
Current liabilities	(1,231)
Deferred tax liabilities	(2,188)

Net assets acquired	29,840
Non-controlling interests	(8,815)

Total purchase consideration	21,025
Less: Purchase consideration payable	(5,485)
Less: Cash acquired	(2,294)

Acquisition cost, net of cash received	$13,246

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

	Estimated Useful Life	Gross Carrying Amount
Tradename	9-15 years	$1,712
Technology	6-15 years	4,855
Customer relationships	9-12 years	6,681

Total		$13,248